Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging

12.       Fair value measurements and Hedging:

Fair value measurements

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.

Interest rate swaps

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risks associated with changing interest rates with respect to certain of its credit facilities. Details of the Company’s interest rate swaps are discussed in Note 20 and 21(c) of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report and are supplemented by the below new activity.

Following the repayment of the DNB $310,000 Facility (Note 7), the Company early terminated the then existing interest rate swap agreements with DNB Bank ASA and Skandinaviska Enskilda Banken AB originally maturing in September 2023 that were hedging the variable interest payments under the DNB $310,000 Facility, and entered into a new interest rate swap agreement with the National Bank of Greece with a notional amount of $125,000 and a fixed rate at 0.65% which is effective from June 28, 2021 to June 28, 2023. In connection with the termination of the aforementioned interest rate swaps, the Company paid an amount of $494 which is included under “Loss on debt extinguishment” in the unaudited interim condensed consolidated statement of operations.

The Company’s interest rate swaps were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the six-month periods ended June 30, 2020 and 2021.

A loss of approximately $1,385 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Freight Derivatives and Bunker Swaps

During the year ended December 31, 2020 and the six-month period ended June 30, 2021, the Company entered into a certain number of freight derivatives, including freight forward agreements (“FFAs”), freight options and bunker swaps, the results of which for the six-month periods ended June 30, 2020 and 2021 and the valuation of their open positions as at December 31, 2020 and June 30, 2021 are presented in the tables below.

The amounts of Gain / (Loss) on interest rate swaps, freight derivatives and bunker swaps recognized in the unaudited interim condensed consolidated statements of operations, are analyzed as follows:

	Six months ended June 30,
	2020	2021
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	492	(998)
Total Gain/(loss) recognized	$492	$(998)

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	11,635	(39)
Realized gain/(loss) on bunker swaps	7,957	58
Unrealized gain/(loss) on forward freight agreements and freight options	(12,555)	(1,560)
Unrealized gain/(loss) on bunker swaps	12,495	4
Total Gain/(loss) recognized	$19,532	$(1,537)

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2020 and June 30, 2021. The fair value of freight derivatives and bunker swaps was determined through Level 1 inputs of the fair value hierarchy (quoted prices from the applicable exchanges such as London Clearing House (LCH) or Singapore Exchange (SGX)), while the fair value of the interest rate swaps was determined through Level 2 inputs of the fair value hierarchy (such as interest rate curves).

		Significant Other Observable Inputs (Level 2)
		December 31, 2020		June 30, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$ —	$—	$ —	335
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	—	—	3,397
Total		$—	—	$—	3,732
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$—	1,727	$—	2,010
Interest rate swaps - non-current	Derivatives, non-current liability portion	$—	2,265	$—	535
Total		$—	3,992	$—	2,545

Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2020		June 30, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Freight derivatives - current	Derivatives, current asset portion	$ -	-	$ -	-
Total		$ -	-	$ -	-
LIABILITIES
Freight derivatives - current	Derivatives, current liability portion	$ 212	-	$ 1,701	-
Freight derivatives - non-current	Derivatives, non-current liability portion	-	-	$ 68	-
Total		$ 212	-	$ 1,769	-

Certain of the Company’s financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2020 and June 30, 2021 amounted to $895 and $4,720, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets (Note 7).

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and financing under bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2021, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility (Note 7), measured through level 2 inputs (such as interest rate curves) is $51,464, which is $695 higher than the loan's book value of $50,769. The 2022 Notes have a fixed rate, and their estimated fair value, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKZ) was $50,780 as of June 30, 2021.